Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		111 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Net Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Gross Profit	0	0	0
Operating Expenses
General and administrative expenses	5,000	14,545	393,912
Total Operating Expenses	5,000	14,545	393,912
Net Loss from Operations	(5,000)	(14,545)	(393,912)
Other Income / (Expense)
Interest expense			(3,481)
Gain on forgiveness of debt			67,818
Total Other Income / (Expenses)			64,337
Provision for Income Taxes
Net Loss	$ (5,000)	$ (14,545)	$ (329,575)
Net Loss Per Share - Basic and Diluted	$ 0.000	$ 0.000	$ (0.002)
Weighted-average number of shares outstanding during the period - basic and diluted	161,668,115	161,668,115	136,929,813